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                Supplement to Prospectus dated May 1, 2001 for
                        Pacific Select Estate Maximizer
     Modified Single Premium Variable Life Insurance Policy (the "policy")
                   Issued by Pacific Life Insurance Company



                                ------------------------------------------------
Withdrawals, Surrenders and      The second bullet paragraph under Taking out a
Loans is revised                 loan is replaced:

                                 . Interest owing on the amount you've borrowed
                                   accrues daily at an annual rate of 6.0%
                                   during the first 10 policy years, and 5.0% thereafter.
















Supplement dated June 15, 2001


Form No. 15-23511-00